Summary Of Significant Accounting Policies (Narrative) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2009 Eagle Point Refinery [Member]
Summary Of Significant Accounting Policies [Line Items]
Goodwill		$ 2,000,000
Maintenance and repair costs	$ 500,000